Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial risk management [Line Items]
Secured bank loans received	$ 164,780	$ 102,080
Unsecured bank loans received	1,321,640	1,448,210
Borrowings	1,486,420	1,550,290
Derivative financial liabilities held for hedging	9,140	33,950
Derivative financial liabilities held for trading	800	(2,180)
Derivative financial liabilities	9,940	31,770
Financial liabilities	1,496,360	1,582,060
LaterThanOneYear [Member]
Financial risk management [Line Items]
Secured bank loans received	164,780	102,080
Unsecured bank loans received	47,450	94,760
Borrowings	212,230	196,840
Derivative financial liabilities held for hedging	37,010	17,200
Derivative financial liabilities held for trading	800	(2,180)
Derivative financial liabilities	37,810	15,020
Financial liabilities	250,040	211,860
Later than one year and not later than five years [member]
Financial risk management [Line Items]
Secured bank loans received	0	0
Unsecured bank loans received	522,520	479,540
Borrowings	522,520	479,540
Derivative financial liabilities held for hedging	(9,510)	40,330
Derivative financial liabilities held for trading	0	0
Derivative financial liabilities	(9,510)	40,330
Financial liabilities	513,010	519,870
Later than five years [member]
Financial risk management [Line Items]
Secured bank loans received	0	0
Unsecured bank loans received	751,670	873,910
Borrowings	751,670	873,910
Derivative financial liabilities held for hedging	(18,360)	(23,580)
Derivative financial liabilities held for trading	0	0
Derivative financial liabilities	(18,360)	(23,580)
Financial liabilities	733,310	850,330
Gross carrying amount [member]
Financial risk management [Line Items]
Secured bank loans received	163,570	101,270
Unsecured bank loans received	1,054,890	1,130,220
Borrowings	1,218,460	1,231,490
Derivative financial liabilities held for hedging	28,380	42,620
Derivative financial liabilities held for trading	800	(2,175)
Derivative financial liabilities	29,180	40,445
Financial liabilities	$ 1,247,640	$ 1,271,940